INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
Investments In Affiliated Companies
	December 31,
	2014	2013

Investment in Iluminage Beauty	20,130	$24,720

	20,130	$24,720